Consolidated Statements of Cash Flows - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of cash flows [abstract]
NET INCOME FOR THE YEAR	$ 1,038,053	$ 859,850	$ 593,837
Adjustments for non-cash items included in net income	(1,828,308)	(1,573,032)	(1,306,901)
Depreciation and amortization	135,159	141,435	143,762
Impairment of property, plant, and equipment	3,747	1,295	1,912
Provision for loan losses	767,953	658,534	429,854
Mark to market of trading investments	(820)	(45,365)	(125,613)
Income from investments in associates and other companies	(9,289)	(8,533)	(8,763)
Net gain on sale of assets received in lieu of payment	(9,141)	(3,993)	(8,452)
Provision on assets received in lieu of payment	2,761	95	(858)
Net sale on sale of investment in associates and other companies	0	(1,903)	0
Net gain on sale of property, plant and equipment	(10,067)	(5,123)	(5,281)
Net interest income	(1,986,683)	(1,786,786)	(1,093,049)
Net fee and commission income	(595,831)	(547,066)	(502,640)
Changes in deferred taxes	(38,797)	12,659	(131,195)
Other non-cash items	(87,300)	11,719	(6,578)
Increase/decrease in operating assets and liabilities	845,662	1,195,570	2,028,822
(Increase)/decrease of loans and accounts receivables from customers, net	427,858	(549,114)	(2,047,036)
(Increase)/decrease of financial investments	(1,645,419)	4,618,410	(1,908,858)
Decrease/ (increase) of interbank loans	(36,812)	37,068	(35,372)
Decrease/(increase) of assets received or awarded in lieu of payment	(20,376)	(21,082)	(5,685)
Increase/(decrease) of debits in customers checking accounts	(224,140)	883,710	(697,222)
(Decrease)/increase of time deposits and other time liabilities	(604,843)	960,683	3,159,152
(Decrease)/increase of obligations with domestic banks	(22,260)	6,093	4,900
Increase/(decrease) of other demand liabilities or time obligations	50,704	61,322	(162,301)
Increase/(decrease) of obligations with foreign banks	(881,450)	14,222	1,032,051
Increase/(decrease) of obligations with Central Bank of Chile	0	(6,048,867)	464,784
(Decrease)/increase of obligations under repurchase agreements	2,478,656	(5,996)	(32,771)
(Decrease)/increase in other financial liabilities	23,780	(95,732)	3,278
(Decrease)/increase of other assets and liabilities	413,431	609,870	940,645
Redemption of letters of credit	(166)	(1,009)	(2,568)
Senior bond issuances	2,155,077	692,004	775,171
Redemption of senior bonds and payments of interest	(2,566,337)	(1,221,744)	(266,794)
Redemption of mortgage bonds and payments of interest	(10,365)	(8,647)	(7,545)
Redemption of perpetual bond and payments of interest	(30,560)	(30,818)	(28,243)
Payment of interest on lease obligations	(30,803)	(7,617)	(3,601)
Interest received	4,240,201	4,964,892	4,662,944
Interest paid	(3,189,844)	(4,076,146)	(4,135,540)
Dividends received from investments in other companies	3,385	966	2,944
Fees and commissions received	760,758	692,044	621,286
Fees and commissions paid	(444,813)	(278,942)	(304,797)
Total cash flow (used in) provided by operating activities	55,407	482,388	1,315,758
B - CASH FLOWS FROM INVESTMENT ACTIVITIES:
Purchases of property, plant, and equipment	(84,659)	(63,161)	(74,426)
Sales of property, plant, and equipment	32,582	1,140	1,643
Purchases of intangible assets	(52,868)	(44,559)	(45,067)
Total cash flow used in investment activities	(104,945)	(106,580)	(117,850)
C - CASH FLOW FROM FINANCING ACTIVITIES:
Dividends paid	(600,336)	(347,483)	(485,191)
Placement of subordinated bond	0	0	0
Lease obligations paid	(20,762)	(25,364)	(30,101)
Total cash flow used in financing activities	(621,098)	(372,847)	(515,292)
D – NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS DURING THE YEAR	(670,636)	2,961	682,616
E – EFFECTS OF FOREIGN EXCHANGE RATE FLUCTUATIONS	(7,305)	7,317	(1,778)
F - INITIAL BALANCE OF CASH AND CASH EQUIVALENTS	2,771,002	2,760,724	2,079,886
FINAL BALANCE OF CASH AND CASH EQUIVALENTS	2,093,061	2,771,002	2,760,724
Reconciliation of provisions for the Consolidated Statements of Cash Flow for the year ended
Provision for loan losses for cash flow purposes	(767,953)	(658,534)	(429,854)
Recovery of loans previously charged off	192,640	153,944	107,069
Provision for loan losses – net	$ (575,313)	$ (504,590)	$ (322,785)